REVENUE	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 2 – REVENUE

The following table is a summary of the Company’s timing of revenue recognition for the three months ended March 31, 2022 and 2021:

	Three Months Ended
	March 31,
	2022	2021
Timing of revenue recognition:
Services and products transferred at a point in time	$2,018,333	$–
Services and products transferred over time	–	–
Total revenue	$2,018,333	$–

The Company disaggregates revenue by source and geographic destination to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Revenue by source consisted of the following for the three months ended March 31, 2022 and 2021:

	Three Months Ended
	March 31,
	2022	2021
Revenue by products and services:
Products	$397,627	$–
Services	1,620,706	–
Total revenue	$2,018,333	$–

Revenue by geographic destination consisted of the following for the three months ended March 31, 2022 and 2021:

	Three Months Ended
	March 31,
	2022	2021
Revenue by geography:
North America	$161,372	$–
International	1,856,961	–
Total revenue	$2,018,333	$–

Contract Balances

The Company records contract assets when it has a right to consideration and records accounts receivable when it has an unconditional right to consideration. Contract liabilities consist of cash payments received (or unconditional rights to receive cash) in advance of fulfilling performance obligations. As of March 31, 2022, the Company did not have a contract assets balance.

The following table is a summary of the Company’s opening and closing balances of contract liabilities related to contracts with customers.

Total
Balance at December 31, 2021	$3,216,562
Additions through advance billings to or payments from vendors	3,308,304
Revenue recognized from current period advance billings to or payments from vendors	(1,856,961)
Balance at March 31, 2022	$4,667,905